Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow Information
	December 31, 2022	December 31, 2021	December 31, 2020
	($)	($)	($)
Non-cash investing and financing activities:
Contribution benefit on low interest rate notes	-	-	170,329
Shares issued to acquire Holdco shares	11,441	-	-
Shares issued in connection with Xcite acquisition	4,196	-	-
Common shares issued to settle debt	-	107,671	-
Deferred financing costs included in accrued expenses	-	$174,813	$398,276
Fair value common shares issued in acquisition	-	$13,184,384	-